Related-Party Transactions - Summary of Analysis of Activity of Related-Party Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Balance at beginning of year	$ 505	$ 321
New loans and advances	114	478
Repayments, including loans sold	203	294
Changes in related parties	714
Balance at end of year	$ 1,130	$ 505